Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Cash Flow Data) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities:
Net Income	$ 3,065,000	$ 905,000	$ 2,016,000	$ 1,064,000	$ 1,602,000	$ 2,219,000	$ 1,884,000	$ 2,089,000	$ 7,050,604	$ 7,794,487	$ 7,207,221
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Net Cash Provided By Operating Activities									12,957,274	12,266,241	14,500,346
Investing Activities:
Increase in Loans Receivable									(30,373,589)	(22,007,081)	(42,300,871)
Net Cash Provided By Investing Activities									(199,835,854)	(47,903,154)	(52,066,796)
Financing Activities:
Repayments of Convertible Debt									132,000	0	0
Proceeds from Stock Options Exercised									0	0	10,310
Dividends Paid to Shareholders-Common Stock									(1,301,254)	(1,123,219)	(1,063,626)
Net Cash Provided (Used) By Financing Activities									192,367,678	35,467,314	39,952,736
Net Increase (Decrease) in Cash and Cash Equivalents									5,489,098	(169,599)	2,386,286
Cash and Cash Equivalents at Beginning of Year				12,536,311				12,705,910	12,536,311	12,705,910	10,319,624
Cash and Cash Equivalents, at Carrying Value, Ending Balance	18,025,409				12,536,311				18,025,409	12,536,311	12,705,910
Condensed Cash Flow Statements, Captions [Line Items]
Cash and Cash Equivalents	18,025,409			12,536,311	12,536,311			12,705,910	12,536,311	12,536,311	10,319,624
Parent Company [Member]
Operating Activities:
Net Income									7,050,604	7,794,487	7,207,221
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Equity in Earnings of Security Federal Bank									(8,393,140)	(2,092,130)	(1,523,443)
(Increase) Decrease In Accounts Receivable And Other Assets									45,320	(372,398)	13,666
(Decrease) Increase in Accounts Payable									(83,370)	169,218	1,635
Net Cash Provided By Operating Activities									(1,380,586)	5,499,177	5,699,079
Investing Activities:
Net Cash Provided By Investing Activities									0	(10,000,000)	0
Financing Activities:
Repayments of Notes Payable									0	(2,362,500)
Repayments of Convertible Debt									(132,000)
Proceeds from Stock Options Exercised									0
Proceeds from Notes Payable									0	30,000,000
Dividends Paid to Shareholders-Common Stock									(1,301,254)	(1,123,219)	(1,063,626)
Net Cash Provided (Used) By Financing Activities									(1,420,286)	26,567,149	(7,178,620)
Net Increase (Decrease) in Cash and Cash Equivalents									(2,800,872)	22,066,326	(1,479,541)
Cash and Cash Equivalents at Beginning of Year				25,685,744				3,619,418	25,685,744	3,619,418	5,098,959
Cash and Cash Equivalents, at Carrying Value, Ending Balance	22,884,872				25,685,744				22,884,872	25,685,744	3,619,418
Condensed Cash Flow Statements, Captions [Line Items]
Cash and Cash Equivalents	$ 22,884,872			$ 25,685,744	$ 25,685,744			$ 3,619,418	$ 25,685,744	$ 25,685,744	$ 5,098,959